Subordinated Debt - Summary of Subordinated Debt (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt securities	₸ 51,050	₸ 99,468	₸ 140,378
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Total debt securities	₸ 62,416	62,369	₸ 67,608
Third Bond Program - Fourth Issue | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	June 2025
Nominal interest rate	10.70%
Total debt securities	₸ 62,278	62,274
Debt Component of Preference Shares | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Total debt securities	₸ 138	₸ 95